Other Reserves - Summary of Other Reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other reserves [Line Items]
Beginning Balance	¥ 4,582,291	¥ 4,578,516	¥ 7,119,594
Acquisition of non-controlling interests of a subsidiary			(2,619,888)
C-round restructuring	1,295,658
Conversion of Class C ordinary shares and automatically convertible promissory notes to ordinary shares upon IPO	(10,268)
Issuance of convertible redeemable preferred shares		11,956	218,050
Foreign operation translation difference	614,399	(176,833)	(267,427)
Appropriation to general reserve	772,466	223,712
Share-based payment	164,164	(55,060)	128,187
Ending Balance	7,418,710	4,582,291	4,578,516
Employee Share-based compensation reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	451,325	506,385	378,198
Share-based payment	164,164	(55,060)	128,187
Ending Balance	615,489	451,325	506,385
Translation sale differences
Disclosure of Other reserves [Line Items]
Beginning Balance	(467,819)	(290,986)	(23,559)
Foreign operation translation difference	614,399	(176,833)	(267,427)
Ending Balance	146,580	(467,819)	(290,986)
Value of conversion rights convertible redeemable preferred shares
Disclosure of Other reserves [Line Items]
Beginning Balance	230,006	218,050	0
C-round restructuring	(219,738)
Conversion of Class C ordinary shares and automatically convertible promissory notes to ordinary shares upon IPO	(10,268)
Issuance of convertible redeemable preferred shares		11,956	218,050
Ending Balance		230,006	218,050
Value of conversion rights convertible promissory
Disclosure of Other reserves [Line Items]
Beginning Balance	5,744,955	5,744,955	5,744,955
Issuance of convertible redeemable preferred shares		0
Ending Balance	5,744,955	5,744,955	5,744,955
Capital reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,599,888)	(1,599,888)	1,020,000
Acquisition of non-controlling interests of a subsidiary			(2,619,888)
C-round restructuring	25,648
Issuance of convertible redeemable preferred shares		0
Ending Balance	(1,574,240)	(1,599,888)	(1,599,888)
General reserve
Disclosure of Other reserves [Line Items]
Beginning Balance	223,712	0
Appropriation to general reserve	772,466	223,712
Ending Balance	996,178	223,712	¥ 0
Value of conversion rights optionally convertible promissory notes
Disclosure of Other reserves [Line Items]
Beginning Balance	0
C-round restructuring	1,489,748
Ending Balance	¥ 1,489,748	¥ 0